Shareholder Report, Holdings (Details) - God Bless America ETF	Aug. 31, 2025
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Tesla, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Boeing Co/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Charles Schwab Corp/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
HCA Healthcare, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%